UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one.):                    [ ] is a restatement.
                                                     [ ] adds new holdings
                                                         entries.
Institutional Investment Manager Filing this Report.

Name:             Barberry Corp.
Address:          c/o Starfire Holding Corp.
                  100 South Bedford Road
                  Mt. Kisco, NY  10549

Form 13F File Number:  28-2662

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Edward E. Mattner
Title:            Authorized Signatory
Phone:            (212) 702-4300

Signature, Place, and Date of Signing:

/s/ Edward E. Mattner                  New York, New York               02/13/01
[Signature]                                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                     2

Form 13F Information Table Entry Total:                                8

Form 13F Information Table Value Total:                              $ 177,000
                                                                      ----------
                                                                     (thousands)


Confidential Treatment has been requested for accounts of equity securities reported on by this Institutional Investment Manager and this information has been filed separately with the Commission.

List of Other Included Managers:


Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.      From 13F File Number               Name

         01                28-5808                   Meadow Walk Limited
                                                     Partnership

         02                28-4690                   High River Limited
                                                     Partnership

                                                   FORM 13F INFORMATION TABLE
                                             AS OF DECEMBER 31, 2000 (SEC USE ONLY)
                                           NAME OF REPORTING MANAGER:  BARBERRY CORP.

                                      Item 4:    Item 5:               Item 6:
                                      FAIR       SHARES                INVEST-           Item 7:              Item 8:
                Item 2:    Item 3:    MARKET     OF                    MENT              MANAGERS             VOTING
Item 1:         TITLE OF   CUSIP      VALUE      PRINCIPAL             DISCRE-           SEE                  AUTHORITY
NAME OF ISSUER  CLASS      NUMBER     (000)      AMOUNT                TION              INSTR. V             (SHARES)
                                                                       (b)
                                                                       Shared
                                                                       as De-
                                                                       fined  (c)
                                                            (a)        in In- Shared               (a)        (b)        (c)
                                                            Sole       str. V Other                Sole       Shared     None

American Real   Depository 029169109    45,147    5,050,000 X                            Sole       5,050,000
Estate Partner  Unit
LP

Belwether
Exploration     Com        079895207     5,568    655,000   X                            Sole       655,000

Federal Mogul
Corp.           Com        313549107   11,877    5,141,600             X                 1         5,141,600

Marvel
Enterprises     Com        57383M108     1,946   1,351,100             X                 1         1,351,100

Panaco Inc.     Com        698106101    18,185   6,445,400             X                 2         6,445,400

Vector Group
Ltd.            Com        92240M108    31,428   1,987,834             X                 2         1,987,834

VISX, Inc.      Com        92844S105     33,883  3,245,505             X                 2         3,245,505

VISX, Inc.      Com        928445105     28,966  2,774,500  X                            Sole      2,774,500



                           Total:     177,000
